Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash	¥ 39,930	$ 5,495	¥ 45,185
Restricted cash	914	126	1,271
Accounts receivable	443,105	60,973	475,992
Prepayments and other current assets	115,849	15,940	108,354
Amounts due from related party			253
Total current assets	663,812	91,343	699,433
Non-current assets:
Property and equipment, net	11,869	1,633	14,635
Intangible assets, net	69,248	9,529	82,818
Right-of-use assets, net	8,048	1,107	6,217
Goodwill	65,481	9,010	65,481
Deferred tax assets	24,607	3,386	21,968
Other non-current assets	138,209	19,018	141,384
Total non-current assets	317,462	43,683	332,503
Total assets	981,274	135,026	1,031,936
Current liabilities:
Accounts payable	249,280	34,302	254,099
Accrued expenses and other current liabilities	61,972	8,528	108,132
Short-term debt	101,328	13,943	89,920
Short-term lease liabilities	3,942	542	3,906
Amounts due to related party	2,430	334
Total current liabilities	421,819	58,044	458,790
Non-current liabilities:
Deferred tax liabilities	2,467	339	4,689
Long-term debt	9,014	1,241	10,266
Long-term lease liabilities	3,433	472	1,434
Other non-current liabilities	72,554	9,984	54,212
Total non-current liabilities	84,601	11,641	67,868
Total liabilities	506,420	69,685	526,658
VIE
Current assets:
Cash	23,931	3,293	43,690
Restricted cash	914	126	1,271
Accounts receivable	443,105	60,973	475,992
Prepayments and other current assets	95,226	13,104	66,777
Amounts due from related party			253
Total current assets	563,176	77,496	587,983
Non-current assets:
Property and equipment, net	11,779	1,621	14,517
Intangible assets, net	69,248	9,529	82,818
Right-of-use assets, net	8,048	1,107	6,217
Goodwill	65,481	9,010	65,481
Deferred tax assets	24,607	3,386	21,974
Other non-current assets	138,209	19,018	141,383
Total non-current assets	317,372	43,671	332,390
Total assets	880,548	121,167	920,373
Current liabilities:
Accounts payable	247,811	34,100	247,188
Accrued expenses and other current liabilities	11,356	1,563	58,345
Short-term debt	94,195	12,962	92,653
Short-term lease liabilities	3,942	542	3,906
Inter-group balance due to Parent and WFOE	60,333	8,302	44,054
Amounts due to related party	2,430	334
Total current liabilities	420,067	57,803	446,146
Non-current liabilities:
Deferred tax liabilities	2,467	339	4,689
Long-term debt	6,147	846	7,533
Long-term lease liabilities	3,433	472	1,434
Other non-current liabilities	72,297	9,948	54,484
Total non-current liabilities	84,344	11,605	68,140
Total liabilities	¥ 504,411	$ 69,408	¥ 514,286